UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2017 to October 31, 2017

Commission File Number of issuing entity: 333-205844-04

Central Index Key Number of issuing entity: 0001712182

HYUNDAI AUTO RECEIVABLES TRUST 2017-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-205844

Central Index Key Number of depositor: 0001260125

HYUNDAI ABS FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541028

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Charley Changmin Yoon

(949) 732-2825

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Asset Backed Notes, Class A-1	☐	☐	☒

Asset Backed Notes, Class A-2-A	☐	☐	☒

Asset Backed Notes, Class A-2-B	☐	☐	☒

Asset Backed Notes, Class A-3	☐	☐	☒

Asset Backed Notes, Class A-4	☐	☐	☒

Asset Backed Notes, Class B	☐	☐	☒

Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

EXPLANATORY NOTE

This Form 10-D/A amends and supersedes in its entirety the Form 10-D and Exhibit 99.1 previously filed on November 29, 2017. The following information in Exhibit 99.1 has been updated: “Total Collections” and “Total Available for Distribution” were each reduced by $11,799.87.  “Collection Account Interest” in Section IV.1 and “Total due to Servicer” were each reduced by $11,859.48.  “Available Funds Remaining” in Section IV.6, “Regular Principal Distribution Amount”, the amount payable to the Class A-1 Notes pursuant to the Regular Principal Distribution Amount and the Ending “Overcollateralization Amount” were each increased by $59.61.  As a result, the Ending “Class A-1 Notes Balance” was decreased by $59.61.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2017-B (the “Issuing Entity”) is set forth in the Monthly Servicer’s Report attached as Exhibit 99.1, which revises the Monthly Servicer’s Report attached as Exhibit 99.1 to the Form 10-D filed with the Securities and Exchange Commission on November 29, 2017.

No assets securitized by Hyundai ABS Funding, LLC (the “Securitizer”) and held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 1, 2017 to October 31, 2017.  Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2017 for additional information.  The CIK number of the Securitizer is 0001260125.

Item 1A. Asset-Level Information.

The asset-level information with respect to the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on November 28, 2017 (the “Form ABS-EE”) and is incorporated by reference into this report on Form 10-D. The additional asset-level information or explanatory language for the receivables that comprise the assets of the Issuing Entity is set forth in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this report on Form 10-D.

PART II – OTHER INFORMATION

Item 10. Exhibits.

99.1	Monthly Servicer’s Report for the period from October 1, 2017 to October 31, 2017.

102	Asset Data File (incorporated by reference to Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on November 28, 2017)

103	Asset Related Document (incorporated by reference to Exhibit 103 to the Form ABS-EE filed by the Issuing Entity on November 28, 2017)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 29, 2017	HYUNDAI ABS FUNDING, LLC (Depositor)

	By:	/s/ Charley Changmin Yoon
		Name:	Charley Changmin Yoon
		Title:	President and Secretary

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